Revenues and Cost of Revenues - Schedule of Disaggregation of the Company’s Revenues (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Revenues
Total revenues	$ 63,311,196	$ 49,864,047	$ 50,815,675
Cost of revenues
Total cost of revenues	57,010,755	43,329,908	42,193,756
Solar PV Products [Member]
Revenues
Total revenues	61,646,464	46,486,751	36,675,752
Cost of revenues
Total cost of revenues	55,496,775	40,335,095	30,711,003
High Performance Computing Products [Member]
Revenues
Total revenues	1,278,785	3,377,296	14,139,923
Cost of revenues
Total cost of revenues	1,162,926	2,994,813	11,482,753
Other [Member]
Revenues
Total revenues	385,947
Cost of revenues
Total cost of revenues	$ 351,054